Gains and Losses Associated With Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amount of loss recognized in AOCI (effective portion), gross					$ (1,034)
Amount of loss recognized in AOCI (effective portion), tax					386
Amount of loss recognized in AOCI (effective portion), net of tax					(648)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross	(46,746)		27,452		28,733
Amount of gain (loss) reclassified from AOCI in income (effective portion), tax	(18,123)	[1]	10,580	[1]	10,729	[1]
Amount of gain (loss) reclassified from AOCI in income (effective portion), net of tax	28,623	[1]	(16,872)	[1]	(18,004)	[1]
Crude oil derivatives
Amount of loss recognized in AOCI (effective portion), gross					(1,034)
Amount of loss recognized in AOCI (effective portion), tax					386
Amount of loss recognized in AOCI (effective portion), net of tax					(648)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross	46,746	[1]	(27,452)	[1]	(30,243)	[1]
Loss on oil swaps recognized in income (ineffective portion)					(660)	[1]
Natural gas
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross					$ 1,510	[1]

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.